Events after the Reporting Period	12 Months Ended
Dec. 31, 2018
Events after the Reporting Period
Events after the Reporting Period

28. Events after the Reporting Period

On April 29, 2019, the Company’s stockholders approved, among other resolutions: (i) the payment of a dividend for an aggregate amount of up to Ps.1,068,868, which consisted of Ps.0.35 per CPO and Ps.0.002991452991 per share, not in the form of a CPO, which will be paid in cash in May 2019; and (ii) the audited consolidated financial statements as of December 31, 2018 and for the year ended on that date.

On April 29, 2019, the Company’s management concluded and reported the initial impact of IFRS 16 had on its unaudited condensed consolidated financial statements for the first quarter of 2019.